WORLD INVESTMENT SERIES, INC.

                            Federated Investor Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                  April 1, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC 20549

      RE:  WORLD INVESTMENT SERIES, INC.(the "Registrant")

           1933 Act File No. 33-52149

           1940 ACT FILE NO. 811-7141

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant which has 10 portfolios, hereby certifies that the definitive forms of prospectuses and statements of additional information dated March 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 18 on April 1, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-8239.

                                                   Very truly yours,

                                                   /s/ Karen M. Brownlee
                                                   Karen M. Brownlee
                                                   Assistant Secretary